Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) [Line Items]
Technical reserve		$ 3,288,800
Maturity days	7 years	12 years
Financial assets held-for-trading [Member] | Mortgage financial bonds [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) [Line Items]
Financial asset classified as held for trading which is presented as a reduction in debt issued	$ 2,790	$ 3,832
Financial assets held-for-trading [Member] | Other instruments issued in Chile [Member] | Other instruments with repurchase agreements [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) [Line Items]
Clients and financial institutions	$ 208,330	$ 84,969